9. Commitments and Contingencies (Details Narrative) - USD ($)	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Commitments and Contingencies Disclosure [Abstract]
Rent Expense	$ 308,187	$ 315,123